Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions
20. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. In addition, members of the Board of Directors and executives with strategic responsibilities and their families are also considered related parties
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.
Transactions carried out by the Group with these related parties are of commercial and financial nature and are described below.
Transactions with associates
•Transactions with Tom Ford related to (i) a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the Tom Ford label, (ii) financial assets related to loans to Tom Ford, and (iii) financial guarantees provided to Tom Ford in relation to its payment obligations under a bank loan for an amount of US$7,500 thousand issued to Tom Ford in 2020 and maturing in March 2025.
•The purchase of raw materials, in particular carded yarns from Filati Biagioli Modesto.
Transactions with companies controlled by Monterubello or its shareholders, Zegna directors or senior management
•The purchase of raw materials, in particular of wool, from Gruppo Schneider.
•The purchase of industrial services, in particular of fabrics’ finishing, from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Bank AG relating to an interest-bearing loan amounting to €5,000 thousand which was fully repaid in the first half of 2022.
•Following the Disposition, the payment of rent to EZ Real Estate or its subsidiaries under lease agreements for the use of properties.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne and Lanificio. In July 2021, the Group purchased the additional 10% of Lanificio for a total consideration of €9,600 thousand, following which the Group owns 100% of Lanificio. For additional information relating to the Thom Browne put contract please refer to Note 17 — Other current and non-current financial liabilities.
The following tables summarize transactions and balances with related parties:

	For the six months ended June 30, 2022					For the six months ended June 30, 2021
(€ thousands)	Revenues	Other income	Costs(1) (2)	Write downs and other provisions	Financial income/(expenses)	Revenues	Other income	Costs(1) (2)	Write downs and other provisions	Financial income/(expenses)
Associates
Tom Ford International LLC	16,743	—	4,009	—	36	8,858	—	2,408	—	120
Filati Biagioli Modesto S.p.A.	7	—	1,590	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	—	—	(3)	—	—	3	—	—	—	—
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate S.r.l.(3)	6	—	3,930	—	—	—	—	—	—	—
G. Schneider S.p.A.	—	—	2,703	—	—	10	—	3,017	—	—
Alan Real Estate S.A.(3)	—	—	1,247	—	—	—	—	—	—	—
Agnona S.r.l.	35	—	250	—	—	642	461	83	4,020	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (4)	4	—	455	—	(10)	3	—	126	—	20
Other related parties connected to directors and shareholders	—	—	1,033	—	—	—	—	1,197	—	—
Total transactions with related parties	16,795	—	15,214	—	26	9,516	461	6,831	4,020	140
Total for Zegna Group	728,993	6,037	349,858	654	(26,064)	603,340	5,367	299,317	3,174	15,846
__________________
(1)Costs with Tom Ford include royalties amounting to €2,074 thousand for the six months ended June 30, 2022 (€1,564 thousand for the six months ended June 30, 2021).
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

	At June 30, 2022				At December 31, 2021
(€ thousands)	Trade receivables	Other financial assets	Financial liabilities(1)	Other liabilities(2)	Trade receivables	Other financial assets	Other current assets(3)	Financial liabilities(1)	Other liabilities(2)
Associates
Tom Ford International LLC	11,116	1,632	—	489	20,939	1,497	—	—	344
Filati Biagioli Modesto S.p.A.	—	2,200	—	1,066	59	—	—	—	63
Pelletteria Tizeta S.r.l.	3	—	—	—	—	—	—	—	—
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Agnona S.r.l.	738	—	33	270	642	—	—	—	122
G. Schneider S.p.A.	—	—	—	943	12	—	—	—	516
EZ Real Estate S.r.l.(4)	13	—	—	1,590	238	—	—	—	1,248
61 West 23rd Street LLC (4)	25	—	—	—	7	—	—	—	—
Alan Real Estate S.A.(4)	—	—	—	35	3	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (5)	1	—	—	261	13	—	10,923	5,000	242
Other related parties connected to directors and shareholders	—	—	—	236	500	—	—	—	171
Total transactions with related parties	11,896	3,832	33	4,890	22,413	1,497	10,923	5,000	2,706
Total for Zegna Group	168,637	359,788	493,539	421,582	160,360	375,752	68,773	639,033	389,656
__________________
(1)Includes non-current borrowings and other non-current financial liabilities.
(2)Includes trade payables and customer advances, employee benefits and other current liabilities.
(3)On December 20, 2021, the Group announced that the Zegna family decided to grant a €1,500 special gift to each employee of the Zegna group, amounting to a total of €10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.
Related party transactions
The related parties of the Group are all entities and individuals, including their close family members, capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello, as well as other companies owned by Monterubello and its shareholders. Related parties also include Zegna’s associates and joint arrangements, members of its Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.
Transactions carried out by the Group with these related parties are primarily of a commercial and financial nature and mainly relate to:
Transactions with associates
•Transactions with Tom Ford related to (i) a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the Tom Ford label, (ii) financial assets related to loans to Tom Ford, and (iii) financial guarantees provided to Tom Ford in relation to its payment obligations under a bank loan for an amount of $7,500 thousand issued to Tom Ford in 2020 and maturing in March 2025.
•The purchase of raw materials, in particular carded yarns from Filati Biagioli Modesto
Transactions with companies controlled by Monterubello or its shareholders, Zegna directors or senior management
•The purchase of raw materials, in particular of wool, from Gruppo Schneider S.p.A.
•The purchase of industrial services, in particular of fabrics’ finishing, from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Privatbank AG relating to an interest-bearing loan amounting to Euro 5,000 thousand expiring in March 2022.
•The Disposition of certain of its businesses, through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Zegna’s real estate business, consisting of Zegna’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna group, as well as certain properties previously owned by Lanificio. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to Zegna also following the Disposition. Zegna pays rent to EZ Real Estate or its subsidiaries under lease agreements. In addition, following the Disposition, Zegna has entered into arrangements whereby Oasi Zegna provides licensing, marketing and other sustainability-related services to Zegna.
•As part of the Disposition, on January 14, 2021, the Group sold 70% of its equity stake in Agnona to a related party for consideration of Euro 1 and as a result Agnona was deconsolidated from the beginning of the year and became a related party of the Group. The Group subsequently disposed of the remaining 30% stake in Agnona in two tranches during September and October 2021 for total consideration of Euro 500 thousand. Following the initial disposal of Agnona, the Group sold products and recharged costs for services to Agnona, as well as compensated amounts related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in accordance with the terms of the related sale agreement.
•Following the Disposition, the payment of rent to EZ Real Estate or its subsidiaries under lease agreements for the use of properties.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne and Lanificio. For additional information relating to the put contracts please refer to Note 34 - Other current and non-current financial liabilities.
Transactions related to the Business Combination
In connection with the closing of the Business Combination and the public listing of Zegna (as further described in Note 1 - General information), Zegna entered into various transactions with Monterubello and other shareholders and related parties, including the following:
•The repurchase by Zegna of 54,600,000 of its own shares from Monterubello for total consideration of Euro 455,000 thousand.
•The issuance of Zegna ordinary shares to the PIPE Investors, which include certain of Zegna’s related parties (including certain directors and officers and affiliates of Monterubello), in exchange for cash consideration.
•The reimbursement to Zegna by Monterubello of a special gift to all employees of the Group for an amount of Euro 10,923 thousand.
•The issuance of 800,000 private warrants to certain Zegna non-executive directors, for which the Group recognized personnel costs of Euro 1,263 thousand and an offsetting increase to other reserves within equity for the year ended December 31, 2021.
•The grant of equity-settled share-based payments to key management, as further described below.
The following table summarizes transactions with related parties for the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the year ended December 31,
	2021					2020				2019
	Revenues	Costs(1) (2)	Personnel costs	Write down and other provisions(3)	Financial income (expenses)	Revenues	Costs(1) (2)	Personnel costs	Financial income (expenses)	Revenues	Costs(1) (2)	Personnel costs	Financial income (expenses)
Associates
Tom Ford	23,047	7,730	—	—	596	25,088	7,673	—	471	29,499	8,958	—	1,847
Filati Biagioli Modesto S.p.A.	49	177	—	—	—	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	—	—	—	—	—	4	2	—	—	4	2	—	—
Total associates	23,096	7,907	—	—	596	25,092	7,675	—	471	29,503	8,960	—	1,847
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
G. Schneider S.p.A.	20	5,623	—	—	—	217	6,683	—	—	10	9,815	—	—
Agnona S.r.l.	373	(485)	—	6,150	—	—	—	—	—	—	—	—	—
Disposition entities(4)	58	1,566	—	—	—	—	—	—	—	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	9	491	—	—	(40)	13	450	—	(44)	11	1,364	—	(44)
Total companies controlled by Monterubello or its shareholders, Zegna directors or senior management	460	7,195	—	6,150	(40)	230	7,133	—	(44)	21	11,179	—	(44)
Other related parties connected to directors and shareholders	—	—	1,284	—	(20,675)	—	33	860	—	—	39	1,014	—
Total transactions with related parties	23,556	15,102	1,284	6,150	(20,119)	25,322	14,841	860	427	29,524	20,178	1,014	1,803
Total for Zegna Group	1,292,402	663,238	367,762	19,487	2,066	1,014,733	537,495	282,659	(13,720)	1,321,327	681,498	331,944	(15,431)
_________________
(1)Costs with Tom Ford include royalties amounting to Euro 4,081 thousand, Euro 4,095 thousand and Euro 4,721 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Includes Euro 6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as Euro 144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (which was subsequently disposed of as part of the Disposition).
(4)Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
The following table summarizes balances with related parties at December 31, 2021 and 2020.

(Euro thousands)	At December 31, 2021					At December 31, 2020
	Trade receivables	Other financial assets	Other current assets(1)	Financial liabilities(2)	Other liabilities(3)	Trade receivables	Other financial assets	Financial liabilities(2)	Other liabilities(3)
Associates
Tom Ford	20,939	1,497	—	—	344	23,453	1,198	—	136
Filati Biagioli Modesto S.p.A.	59	—	—	—	63	—	—	—	—
Total associates	20,998	1,497	—	—	407	23,453	1,198	—	136
Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	10,923	—	—	—	—	—	—
G. Schneider S.p.A.	12	—	—	—	516	18	—	—	323
Agnona S.r.l.	642	—	—	—	122	—	—	—	—
PKB Privatbank AG	—	—	—	5,000	—	—	—	5,000	—
Disposition entities(4)	248	—	—	—	1,248	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	13	—	—	—	242	2	94	—	51
Total Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management	915	—	10,923	5,000	2,128	20	94	5,000	374
Other related parties connected to directors and shareholders	500	—	—	—	171	—	—	2,146	61
Total originating from related parties	22,413	1,497	10,923	5,000	2,706	23,473	1,292	7,146	571
Total for Zegna Group	160,360	375,752	68,773	639,033	389,656	138,829	399,426	779,690	294,326
_________________
(1)On December 20, 2021, the Group announced that the Zegna family decided to grant a Euro 1,500 special gift to each employee of the Zegna group, amounting to a total of Euro 10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(2)Includes non-current borrowings at December 31, 2021 and non-current borrowings and other non-current financial liabilities at December 31, 2020.
(3)Includes trade payables and customer advances, employee benefits and other current liabilities.
(4)Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC
(5)Includes transactions with Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.
The following table summarizes remuneration of and outstanding balances with Zegna directors and key executives with strategic responsibilities:

(Euro thousands)	Key Management Personnel						Outstanding Balance
	Short-term employee benefits(1)	Post- employment benefits	Other long- term benefits	Share-based payments	Dividends	Purchase of investments(2)	Employee benefits	Other non- current financial liabilities(3)	Other current liabilities	Non-current financial assets
2021	16,853	4,012	8,702	14,012	—	—	12,865	135,726	7,990	2,219
2020	9,414	736	—	(9,975)	1,116	—	538	198,046	991	—
2019	11,790	956	—	1,016	1,465	1,762	526	214,389	1,193	—
__________________
(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Relates to the acquisition of Thom Browne.
(3)Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio.
Share-based payments
Cash-settled share-based payments
In 2017 the Company granted certain cash-settled share-based payment awards to the Group’s CEO. Under these plans, the CEO was awarded:
a.55,433 shares (2,771,650 shares following the Share Split) of the Company together with an option that entitles the CEO to sell back to the Company the same shares at their market price. For 25,988 shares of the shares attributed (1,299,400 shares following the Share Split) there were no specific conditions to be satisfied for the sale right to be exercised; and
b.The right to buy a maximum number of 15,832 shares (791,600 shares following the Share Split) in the Company at a price of Euro 186.50 per share (Euro 3.73 per share following the Share Split) and the right to convert part of his fixed remuneration in the Company’s shares at the same price, together with the right to sell those shares back to the Company at their market price. Such rights vested immediately and can be exercised directly by the CEO in case of an initial public offering of the Company’s shares, a sale to third parties of whole or part of the Company’s shares or by the CEO’s heirs under the circumstances of either his death or medically ascertained mental or severe physical disablement.
As a result of entering into this agreement, the Company recognized a liability to transfer cash to the CEO based on the fair value of equity instruments of the Company at each reporting date, with the changes in the fair value the liability recognized in the statement of profit or loss for the period. The Company share price was estimated according to a market approach valuation model, using market multiples derived from a set of comparable transactions.
During 2020, in the context of the COVID-19 pandemic, the plan described in point a) above was renounced by the CEO with the resulting change in the value of the related liability recognized in the statement of profit and loss and at December 31, 2020 the Group measured the fair value of the remaining liability based on a Company share price of Euro 372 (Euro 7.44 per share following the Share Split) and a discount rate of 1.90%. Following a review of the CEO’s compensation package in 2021, the remaining cash-settled share-based payment obligation of Euro 16,120 was waived by the CEO.
Equity-settled share-based payments
On February 4, 2021 and as amended on July 15, 2021, the Company granted the following equity-settled share-based payments to the CEO:
a.Up to a maximum of 2,520,000 performance share units (“PSUs”), which each represent the right to receive one Zegna ordinary share, that vest in three tranches in 2022, 2023 and 2024 according to the achievement of defined targets based on Group’s EBIT. For the year ended December 31, 2021, the Group recognized Euro 6,138 thousand as share-based compensation expense within personnel costs and an offsetting increase to other reserves within equity in relation to the PSUs. At December 31, 2021, unrecognized compensation expense relating to the PSUs amounted to Euro 12,897 thousand and is expected to be recognized over the remaining vesting periods through 2024. The fair value of the PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price: Euro 7.43 per share to Euro 9.13 per share (ii) expected volatility: 30%-40% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0%.
b.The right to buy a maximum number of 15,832 shares (791,600 shares following the Share Split) in the Company for a purchase price of Euro 186 per share (Euro 3.72 per share following the Share Split) (“CEO Stock Options”). In May 2021, the CEO exercised the option and purchased 15,832 shares (791,600 shares following the Share Split) for total consideration of Euro 2,946 thousand. The Company recognized Euro 2,938 thousand as share-based compensation expense within personnel costs and an offsetting increase to other reserves within equity, representing the difference between the fair value of the shares sold and the consideration received.
c.The right to convert all or part of the CEO’s fixed remuneration in the Company’s shares (“Remuneration in shares”) at the same price of Euro 186 per share (Euro 3.72 per share following the Share Split). Following an amendment to the related agreement in July 2021, the remuneration will be converted at a rate based on a multiplier of EBIT. The annual right vests each year and can be exercised directly by the CEO within the term of 12 months after the end of each year. The Company recognized Euro 1,410 thousand as share-based compensation expense within personnel costs and an offsetting increase to other reserves within equity in 2021.
d.600,000 PSUs (“CEO IPO LTI”), of which:
•240,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, and (ii) a Company share price of at least $11.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and
•360,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the CEO’s continued service with the Company from the award grant date until December 31, 2023.
For the year ended December 31, 2021, the Group recognized Euro 2,047 thousand as share-based compensation expense within personnel costs in relation to these PSUs and at December 31, 2021 unrecognized compensation expense amounted to Euro 1,680 thousand and is expected to be recognized over the expected remaining vesting periods through 2023. The fair value of the PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price: USD 6.53 per share to USD 7.85 per share (ii) expected volatility: 30%-40% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0.73%.
Management IPO LTI
In December 2021, the Company resolved to granted 900,000 PSUs to Zegna directors (excluding the CEO), key executives with strategic responsibilities and other employees of the Group (“Management IPO LTI”), of which:
•450,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021 and, (ii) a Company share price of at least $11.50 for ten consecutive trading days following the public listing and before December 31, 2023, and
•450,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the recipient’s continued employment with the Company from the award grant date until December 31, 2023.
For the year ended December 31, 2021, the Group recognized Euro 3,349 thousand (of which Euro 1,023 thousand related to key management, excluding the CEO) as share-based compensation expense within personnel costs in relation to these PSUs and at December 31, 2021 unrecognized compensation expense amounted to Euro 2,720 thousand and is expected to be recognized over the expected remaining vesting periods through 2023. The fair value of the PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. Key assumptions used in the valuation include the following: (i) grant date share price: USD 7.00 per share to USD 8.32 per share (ii) expected volatility: 30% based on the historical and implied volatility of a group of comparable companies, (iii) risk free rate: 0.73%.
As part of the Business combination, the Company issued 800,000 private warrants to certain Zegna non-executive directors and recognized Euro 1,263 thousand as share-based compensation expense within personnel costs and an offsetting increase to other reserves within equity for the year ended December 31, 2021.
Management Stock Options
In 2021 a member of key management (excluding the CEO) exercised a right to buy 16,237 shares (811,850 shares following the Share Split) in the Company for a purchase price of Euro 137 per share (Euro 2.74 per share following the Share Split) (“Management Stock Options”) for total consideration of Euro 2,216 thousand. The Company recognized Euro 3,834 thousand as share-based compensation expense within personnel costs and an offsetting increase to other reserves within equity.